Bank Borrowings - Schedule of Bank Borrowings (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 USD ($)
Schedule of Bank Borrowings [Line Items]
Outstanding principal amount	$ 3,471,798		$ 4,160,241
Less: non-current portion	(2,844,813)		(2,986,935)
Bank borrowings, current	$ 626,985		1,173,306
Shanghai Commercial Bank (“SCB”) [Member]
Schedule of Bank Borrowings [Line Items]
Outstanding principal amount			960,135
Shanghai Commercial Bank (“SCB”) [Member]
Schedule of Bank Borrowings [Line Items]
Nature of banking facility	Revolving trade financing
Tenor	Maximum 120 days
Amount of banking facility	$ 4,463,147	$ 35,000,000
Outstanding principal amount	$ 405,352
SCB [Member]
Schedule of Bank Borrowings [Line Items]
Nature of banking facility	Installment loan
Tenor	Fully repayable by March 27, 2037 in monthly installments.
Amount of banking facility	$ 4,277,625	$ 33,545,132
Outstanding principal amount	$ 3,066,446		$ 3,200,106